Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Group’s Revenues

The Group’s revenues derived from different channels for the years ended December 31, 2022, 2023 and 2024, are as below:

	For the years ended December 31,
	2022	2023	2024
Offline sales to dealers	$72,614	$84,894	$85,896
Offline sales to ODM customers	57,970	53,972	51,064
Online sales to retail customers	11,547	11,356	12,868
Total	$142,131	$150,222	$149,828

Schedule of Disaggregation of Revenues by Geographic Area

The majority of the Group’s revenues for the years ended December 31, 2022, 2023 and 2024 was generated from Europe, North America and Others. The following table sets forth the disaggregation of revenues by geographic area:

	For the years ended December 31,
	2022	2023	2024
North America	$76,664	$89,662	$89,971
Europe	57,392	52,976	48,360
Others	8,075	7,584	11,497
Total	$142,131	$150,222	$149,828